Stock Options	12 Months Ended
Dec. 31, 2021
Stock Option [Abstract]
STOCK OPTIONS

NOTE 16 – STOCK OPTIONS

The Company has reserved 2,400,000 shares under its 2018 Stock Incentive Plan (the “Plan”). The Plan was adopted by the board of directors on March 28, 2018, retroactive to February 23, 2018, as a vehicle for the recruitment and retention of qualified employees, officers, directors, consultants, and other service providers. The Plan is administered by the Board of Directors. The Company may issue, to eligible persons, restricted common stock, incentive and non-statutory options, stock appreciation rights and restricted stock units. The terms and conditions of awards under the Plan will be determined by the Board of Directors.

Outstanding and vested options at December 31, 2021 and 2020 were 2,400,000. These options have an exercise price of $0.40, a remaining life of 1.15 years, and no intrinsic value. No options were granted, expired, or were exercised during the year ended December 31, 2021 nor 2020.